Equity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Stock repurchase program authorized amount		$ 20,000,000
Treasury share repurchases	5,767,159	5,708,281
Distribution of dividends to common shareholders	$ 7,181,861	$ 8,769,530
Treasury Stock [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares	2,629,716	4,091,650
The Plan [Member]
Class of Stock [Line Items]
Maximum aggregate number of common shares which may be issued	10,000,000
The Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares	133,332	76,095
Options exercised, price	$ 1.82	$ 0.0001
The Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares	1,279,020	43,980
Options exercised, price	$ 1.21	$ 1.21
The Plan [Member] | Exercise Price Three [Member]
Class of Stock [Line Items]
Exercise of share options, shares		33,500
Options exercised, price		$ 1.365